Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Allowances for accounts and notes receivable	$ 3,346	$ 4,221
Preferred stock, par value (USD per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value (USD per share)	$ 0.01	$ 0.01
Common stock, Class A
Common stock, shares authorized	240,000,000	240,000,000
Common stock, shares issued	69,027,524	68,736,867
Common stock, shares outstanding	69,027,524	68,736,867
Voting common stock
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	11,932,722	11,932,722
Common stock, shares outstanding	11,932,722	11,932,722